SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Liabilities from Quality Assurance Program) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2018 CNY (¥)	May 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	May 31, 2018 CNY (¥)
Liabilities from quality assurance program and guarantee
Term of the loan	36 months
Principal amount	¥ 324,000
Movement of liability from risk reserve fund guarantee:
Recognition of contingent liability			$ 61,025	¥ 419,581	¥ 43,049	¥ 81,263
PICC Property and Casualty Company Limited
Liabilities from quality assurance program and guarantee
Term of the loan		12 months	12 months	12 months
Guarantee obligations
Liabilities from quality assurance program and guarantee
Outstanding loan balance and accrued interest required to repay				¥ 120,476	206,842
Movement of liability from risk reserve fund guarantee:
Beginning balance				2,793,948	1,471,000
Provision at the inception of new loans				911,549	3,152,899
Recognition of contingent liability				419,581	43,049
Net Payment				(2,873,269)	(1,873,000)
Transfer to the credit assurance program				(1,241,859)
Ending balance				¥ 9,950	¥ 2,793,948	¥ 1,471,000
Maximum | PICC Property and Casualty Company Limited
Liabilities from quality assurance program and guarantee
Principal amount		$ 29,089	$ 29,089				¥ 200,000	¥ 200,000